Marketable Securities - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($) Investment Y	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Debt securities issued by foreign governments [Member] USD ($)	Dec. 31, 2010 Debt securities issued by foreign governments [Member] USD ($)	Dec. 31, 2012 Moody's, Aaa Rating [Member] USD ($)	Dec. 31, 2011 Moody's, Aaa Rating [Member] USD ($)	Dec. 31, 2011 A2 by Moody's [Member] Debt securities issued by foreign governments [Member] USD ($)
Financing Receivable, Recorded Investment [Line Items]
Italian Treasury Bills	$ 238	$ 413		$ 1,124	$ 81	$ 213	$ 150	$ 100	$ 81
Minimum duration of government debt securities portfolio	5 months
Investment positions in floating-rate notes	3
Number of Unrealized loss position in unrealized loss position	3
Duration of the floating rate note portfolio	1
Aggregate amortized cost basis of securities	89	252
Pre-tax unrealized loss	1
Senior unsecured bonds issued		5
Original investment of senior unsecured bonds			15
Cash proceeds from sale of senior unsecured bonds	5
Fixed rate debt securities		$ 27